ANNUAL REPORT





                                              KELMOORE STRATEGY(R) VARIABLE FUND


                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                   -----------------------------




                                                               DECEMBER 31, 2001

KELMOORE STRATEGY(R) VARIABLE TRUST




Dear Shareholder:

  After an inter-meeting interest rate cut on January 3rd, both the S&P 100 and the NASDAQ composite spent the first five and a half weeks of 2001 in positive territory, only to retreat into the red for the remainder of the year as recessionary fears turned to reality as evidenced by the lackluster earnings reports turned in by a majority of the index's components in both the first and second quarters. By summer time, the Federal Reserve was well into a series of rate cuts (eleven in total) that had been historically unparalleled. As renewed optimism for an economic recovery as soon as the first quarter of 2002 had just become common talk on Wall Street, the tragic events of September 11th not only erased the optimism, but delayed the markets opening for an unprecedented six days. When the markets ultimately reopened, fear ruled the market, as volatility, measured by the Chicago Board Options Exchange's VIX Index rose to an all time high level, and the major averages soon revisited their 1997 levels. When the market bottomed on September 21st, the S&P 100 and the NASDAQ composite each regained better than half the year's losses to close down 13.8% and 20.8% respectively for the year. While interest rates and equity prices were trending down, bonds were the beneficiary.
  Investors renewed interest in earnings and future guidance on earnings seemed to coincide with the disappearance of both elements. Wall Street seemed to be working off the excesses of the late nineties for the second consecutive year, the first consecutive negative return years since 1973 and 1974. We at Kelmoore remain optimistic about the future and are continuing our discipline of selling covered options against some of America's most fundamentally strong companies that should survive the economic downturn and thrive once again when economic growth once again becomes apparent.


Sincerely,

/S/SIGNATURE

Matthew Kelmon
Portfolio Manager

            THE KELMOORE STRATEGY(R) VARIABLE FUND PERFORMANCE REPORT
                          YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------
How did the Kelmoore Strategy Variable Fund perform relative to its benchmarks for the period?

For the year ending December 31st, 2001, the Variable Fund returned (12.56%) compared to the S&P 100 Index return of (13.78%) and the CSFB (formerly DLJ) High Yield Index II return of 4.87%.


What contributed positively/negatively to the performance?

The fund was negatively affected by the overall downturn in the economy, as earnings disappointments were commonplace, and visibility for future earnings estimates was murky at best. The technology sector was again a very poor performer, and adversely affected the fund's performance. The events of September 11th temporarily had investors heading for the exits, but the market snapped back by year-end to cap an extraordinarily difficult year for the market. The selling of covered options against the Fund's portfolio had a positive effect on the fund's performance as a vast majority of options sold expired worthless.
--------------------------------------------------------------------------------

                    ----------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 2001
                                        1 YEAR    (12.56)%
                    SINCE 11/27/00 (INCEPTION)    (12.30)%
                    ----------------------------------------

               GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                   Inception*    12/31/00    3/31/01   6/30/01    9/30/01     12/31/01
Fund                              $10,000        $10,030    $ 8,630    $9,190    $ 7,910      $ 8,770
CSFB High Yield Index II**         10,000         10,146     10,694    10,600     10,205       10,749
Standard & Poors 100               10,000          9,852      8,516     9,121      7,722        8,495


Fund                                               0.30%    -13.70%    -8.10%    -20.90%      -12.30%
CSFB High Yield Index II**                         1.47%      6.94%     6.00%      2.05%        7.50%
Standard & Poors 100                              -1.48%    -14.84%    -8.79%    -22.78%      -15.05%

**The CSFB High Yield Index II (formerly DLJ High Yield Index II) is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.

The S&P 100 and CSFB High Yield II are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The chart shows the change in value of a $10,000 investment made directly into the Fund on its inception date, with reinvestment of all distributions.
THE FUND'S PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES.

         THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND PERFORMANCE REPORT
                          YEAR ENDED DECEMBER 31, 2001


--------------------------------------------------------------------------------
How did the Kelmoore Strategy Variable Eagle Fund perform relative to its benchmarks for the period?

For the year ending December 31st, 2001, the Eagle Fund returned (38.97%) compared to the NASDAQ Composite Index return of (20.80%) and the S&P 100 Index return of (13.78%).

What contributed positively/negatively to the performance?

The tech and financial heavy fund was hit hard by an overall downturn in the economy that was magnified in the technology sector as the market continued to work off the excesses of recent years. After the events of September 11th accelerated the decline, the fund rebounded nicely in the fourth quarter. The extreme swings in market volatility minimized the positive effects of the sale of options against the fund's portfolio, thus the fund was unable to keep pace with its benchmark NASDAQ composite.
--------------------------------------------------------------------------------

            --------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDED DECEMBER 31, 2001
                               1 YEAR                       (38.97)%
            SINCE 11/27/00 (INCEPTION)                      (38.79)%
            --------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                             Inception*   12/31/00   3/31/01   6/30/01   9/30/01        12/31/01
Fund                           $10,000    $10,030    $6,390    $7,250      $4,840        $6,121
NASDAQ Composite                10,000     10,003     7,457     8,764       6,083         7,922
Standard & Poors 100            10,000      9,852     8,516     9,121       7,722         8,495


Fund                                        0.30%   -36.10%   -27.50%     -51.60%       -38.79%
NASDAQ Composite                            0.03%   -25.43%   -12.36%     -39.17%       -20.78%
Standard & Poors 100                       -1.48%   -14.84%    -8.79%     -22.78%       -15.05%

THE S&P 100 and Nasdaq Composite are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The chart shows the change in value of a $10,000 investment made directly into the Fund on its inception date, with reinvestment of all distributions.
THE FUND'S PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                 THE KELMOORE STRATEGY(R) VARIABLE FUND
                                          DECEMBER 31, 2001

                                                                                                      Value
         Shares                                                                                      (Note 1)
-------------------------                                                                      ---------------------
COMMON STOCKS - 65.7% ++
                               CONSUMER GOODS - 15.3%
 7,800                         AOL Time Warner Inc.+ ...............................................    $   250,380
 3,100                         Amgen Inc. + ........................................................        174,964
 4,000                         Gillette Co. ........................................................        133,600
 4,700                         Johnson & Johnson ...................................................        277,770
10,500                         McDonald's Corp. ....................................................        277,935
 4,400                         Merck & Co., Inc. ...................................................        258,720
 1,300                         The Procter & Gamble Co. ............................................        102,869
 4,400                         Walgreen Co. ........................................................        148,104
                                                                                                       ------------
                                                                                                          1,624,342
                                                                                                       ------------

                               FINANCIAL SERVICES - 15.5%
 6,500                         The Allstate Corp. ..................................................        219,050
 5,100                         American Express Co. ................................................        182,019
 1,600                         Bank of America Corp. ...............................................        100,720
 6,900                         Citigroup Inc. ......................................................        348,312
 1,500                         Fannie Mae ..........................................................        119,250
 3,500                         The Goldman Sachs Group, Inc. .......................................        324,625
 2,000                         Merrill Lynch & Co., Inc. . .........................................        104,240
 4,500                         Morgan Stanley Dean Witter & Co. ....................................        251,730
                                                                                                       ------------
                                                                                                          1,649,946
                                                                                                       ------------

                               MANUFACTURING - 3.9%
 3,600                         Eastman Kodak Co. ...................................................        105,948
 4,200                         General Electric Co. ................................................        168,336
23,000                         Lucent Technologies Inc. ............................................        144,670
                                                                                                       ------------
                                                                                                            418,954
                                                                                                       ------------

                               RESOURCES - 16.2%
 7,600                         Alcoa Inc. ..........................................................        270,180
 1,000                         ChevronTexaco Corp. .................................................         89,610
 7,200                         du Pont (E.I.) de Nemours & Co. .....................................        306,072
 4,600                         Exxon Mobil Corp. ...................................................        180,780
10,000                         Halliburton Co. .....................................................        131,000
11,000                         International Paper Co. .............................................        443,850
 5,500                         Schlumberger Ltd. ...................................................        302,225
                                                                                                       ------------
                                                                                                          1,723,717
                                                                                                       ------------

                               TECHNOLOGY - 14.8%
 9,000                         Cisco Systems, Inc.+ ................................................        162,990
 9,200                         Hewlett-Packard Co. .................................................        188,968
 7,500                         Intel Corp. .........................................................        235,875
 1,400                         International Business Machines Corp. .. ............................        169,344
 3,600                         Microsoft Corp.+ ....................................................        238,500
12,000                         Motorola, Inc. ......................................................        180,240
18,200                         Oracle Corp.+ .......................................................        251,342
 5,400                         Texas Instruments Inc. ..............................................        151,200
                                                                                                       ------------
                                                                                                          1,578,459
                                                                                                       ------------

                               Total Common Stocks
                                 (Cost $7,328,204) .................................................      6,995,418
                                                                                                       ------------











                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                                 THE KELMOORE STRATEGY(R) VARIABLE FUND
                                          DECEMBER 31, 2001

   Number of Contract                                                  Expiration  Strike                  Value
  Shares Subject to Call                                                  Date      Price                (Note 1)
-------------------------------                                        ---------- --------             ------------
CALL OPTIONS WRITTEN - (2.3)%
                               CONSUMER GOODS - (0.3)%
 5,800                         AOL Time Warner Inc....................   1/19/02   $ 35.0              $    (2,320)
 2,000                         AOL Time Warner Inc....................   2/16/02     35.0                   (2,200)
 3,100                         Amgen Inc..............................   1/19/02     60.0                   (2,325)
 4,000                         Gillette Co............................   1/19/02     35.0                     (800)
 4,700                         Johnson & Johnson .....................   1/19/02     60.0                   (3,760)
 4,000                         McDonald's Corp........................   3/16/02     27.5                   (4,000)
 6,500                         McDonald's Corp........................   3/16/02     30.0                   (1,950)
 4,400                         Merck & Co., Inc. .....................   1/19/02     60.0                   (4,180)
 1,300                         The Procter & Gamble Co. ..............   1/19/02     80.0                   (1,495)
 4,400                         Walgreen Co.  .........................   4/20/02     35.0                   (6,160)
                                                                                                       ------------
                                                                                                           (29,190)
                                                                                                       ------------

                               FINANCIAL SERVICES - (0.9)%
 2,500                         The Allstate Corp. ....................   1/19/02     35.0                     (750)
 4,000                         The Allstate Corp. ....................   4/20/02     35.0                   (5,800)
 4,000                         American Express Co....................   1/19/02     32.5                  (13,400)
 1,100                         American Express Co....................   1/19/02     35.0                   (1,595)
 1,600                         Bank of America Corp. .................   1/19/02     65.0                   (1,360)
 3,300                         Citigroup Inc. ........................   1/19/02     45.0                  (20,790)
 3,600                         Citigroup Inc. ........................   3/16/02     50.0                  (10,800)
 1,500                         Fannie Mae ............................   1/19/02     80.0                   (1,800)
 3,500                         The Goldman Sachs Group, Inc. .........   1/19/02     90.0                  (18,200)
 2,000                         Merrill Lynch & Co., Inc. .............   1/19/02     52.5                   (4,000)
 2,000                         Merrill Lynch & Co., Inc. .............   2/16/02     55.0                   (3,600)
 4,500                         Morgan Stanley Dean Witter & Co. ......   1/19/02     55.0                  (11,925)
                                                                                                       ------------
                                                                                                           (94,020)
                                                                                                       ------------

                               MANUFACTURING - (0.1)%
 1,600                         Eastman Kodak Co.......................   1/19/02     30.0                   (1,280)
 2,000                         Eastman Kodak Co.......................   1/19/02     35.0                     (100)
 1,200                         General Electric Co. ..................   1/19/02     40.0                   (1,500)
 3,000                         General Electric Co. ..................   3/16/02     45.0                   (1,800)
23,000                         Lucent Technologies Inc. ..............   4/20/02     10.0                   (5,750)
                                                                                                       ------------
                                                                                                           (10,430)
                                                                                                       ------------

                               RESOURCES - (0.4)%
 7,600                         Alcoa Inc. ............................   4/20/02     40.0                   (8,740)
 1,000                         ChevronTexaco Corp. ...................   3/16/02     90.0                   (3,400)
 7,200                         du Pont (E.I) de Nemours & Co..........   2/16/02     45.0                   (4,680)
 4,600                         Exxon Mobil Corp. .....................   1/19/02     40.0                   (2,530)
 6,000                         Halliburton Co. .......................   1/19/02     15.0                   (2,100)
 4,000                         Halliburton Co. .......................   2/16/02     15.0                   (3,200)
11,000                         International Paper Co. ...............   2/16/02     42.5                   (8,800)
 5,500                         Schlumberger Ltd.......................   1/19/02     55.0                  (10,450)
                                                                                                       ------------
                                                                                                           (43,900)
                                                                                                       ------------

                               TECHNOLOGY - (0.6)%
 9,000                         Cisco Systems, Inc. ...................   2/16/02     20.0                   (7,200)
 9,200                         Hewlett-Packard Co. ...................   1/19/02     20.0                  (11,040)
 7,500                         Intel Corp. . .........................   1/19/02     30.0                  (16,875)
 1,400                         International Business Machines Corp...   1/19/02    115.0                  (10,780)
 3,600                         Microsoft Corp. .......................   1/19/02     65.0                  (10,620)
12,000                         Motorola, Inc. ........................   1/19/02     15.0                   (9,000)
11,100                         Oracle Corp. ..........................   1/19/02     15.0                   (2,775)
 7,100                         Oracle Corp. ..........................   1/19/02     17.5                     (355)
 5,400                         Texas Instruments Inc. ................   1/19/02     35.0                     (540)
                                                                                                       ------------
                                                                                                           (69,185)
                                                                                                       ------------

                               Total Call Options Written
                                 (Premiums received $270,077).......................................      (246,725)
                                                                                                       ------------



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                                 THE KELMOORE STRATEGY(R) VARIABLE FUND
                                          DECEMBER 31, 2001

   Number of Contract                                                   Expiration   Strike           Value
  Shares Subject to Put                                                   Date       Price           (Note 1)
-------------------------                                               ----------  ---------  ---------------------
PUT OPTIONS WRITTEN - (1.4)%
                               CONSUMER GOODS - (0.2)%
 1,000                         AOL Time Warner Inc.....................  1/19/02   $ 35.0               $   (3,100)
 3,500                         The Home Depot, Inc. ...................  1/19/02     45.0                     (525)
 5,000                         The Home Depot, Inc. ...................  2/16/02     50.0                   (9,500)
 3,000                         The Procter & Gamble Co. . .............  2/16/02     80.0                   (9,300)
                                                                                                        -----------
                                                                                                           (22,425)
                                                                                                        -----------

                               FINANCIAL SERVICES - (0.2)%
 3,000                         American Express Co.....................  2/16/02     35.0                   (4,650)
 1,500                         Bank of America Corp....................  2/16/02     60.0                   (2,325)
 2,000                         Merrill Lynch & Co., Inc................  1/19/02     50.0                   (2,100)
 4,000                         Merrill Lynch & Co., Inc................  2/16/02     50.0                   (8,800)
                                                                                                        -----------
                                                                                                           (17,875)
                                                                                                        -----------

                               MANUFACTURING - (0.4)%
 3,000                         The Boeing Co. .........................  1/19/02     35.0                     (900)
 5,000                         The Boeing Co. .........................  2/16/02     35.0                   (3,750)
 4,000                         Eastman Kodak Co........................  2/16/02     30.0                   (8,400)
 3,000                         General Electric Co.....................  1/19/02     40.0                   (3,000)
 4,000                         General Electric Co.....................  2/16/02     40.0                   (6,400)
 6,000                         General Motors Corp.....................  2/16/02     47.5                  (11,100)
 1,500                         Minnesota Mining & Manufacturing Co.....  1/19/02    115.0                   (2,250)
 2,000                         Minnesota Mining & Manufacturing Co.....  2/16/02    120.0                  (10,200)
                                                                                                        -----------
                                                                                                           (46,000)
                                                                                                        -----------

                               TECHNOLOGY - (0.6)%
  3,000                        Agilent Technologies, Inc. .............  1/19/02     30.0                   (6,075)
  4,000                        Agilent Technologies, Inc. .............  2/16/02     25.0                   (3,000)
  2,000                        Cisco Systems, Inc. ....................  1/19/02     20.0                   (4,200)
  4,000                        Hewlett-Packard Co. ....................  1/19/02     20.0                   (2,000)
  4,000                        Intel Corp. . ..........................  1/19/02     35.0                  (14,000)
  2,000                        International Business Machines Corp. ..  1/19/02    120.0                   (5,200)
  2,500                        Microsoft Corp. ........................  1/19/02     70.0                  (10,500)
  3,000                        Motorola, Inc. .........................  1/19/02     15.0                   (1,800)
  3,000                        Motorola, Inc. .........................  1/19/02     15.0                   (1,800)
 10,000                        Sun Microsystems, Inc. .................  1/19/02     12.5                   (7,000)
  1,000                        Texas Instruments Inc. .................  1/19/02     30.0                   (2,650)
                                                                                                        -----------
                                                                                                           (58,225)
                                                                                                        -----------

                               Total Put Options Written
                                 (Premiums received $146,303)......................................       (144,525)
                                                                                                        -----------

                               Total Written Options
                                 (Premiums received $416,380)......................................       (391,250)
                                                                                                        -----------
CASH AND OTHER ASSETS, LESS LIABILITIES - 38.0% . .................................................       4,041,923
                                                                                                        -----------
NET ASSETS - 100.0%................................................................................     $10,646,091
                                                                                                        ============


-------------------------
+Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options.






                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                  THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                DECEMBER 31, 2001

                                                                                                    Value
        Shares                                                                                     (Note 1)
-----------------------                                                                       -------------------
COMMON STOCKS - 68.0% ++
                             COMMUNICATIONS - 12.0%
                 1,800       Broadcom Corp.+ ....................................................      $  73,566
                 1,100       QUALCOMM Inc.+ .....................................................         55,550
                                                                                                       ---------
                                                                                                         129,116
                                                                                                       ---------

                             CONSUMER GOODS- 3.0%
                 1,000       AOL Time Warner Inc.+ ..............................................         32,100
                                                                                                       ---------

                             FINANCIAL SERVICES - 9.7%
                   600       The Goldman Sachs Group, Inc. ......................................         55,650
                   400       Merrill Lynch & Co., Inc. ..........................................         20,848
                   700       NASDAQ 100 Shares+ .................................................         27,237
                                                                                                       ---------
                                                                                                         103,735
                                                                                                       ---------

                             TECHNOLOGY - 43.3%
                 1,000       Altera Corp.+ ......................................................         21,220
                   800       Analog Devices, Inc.+ ..............................................         35,512
                 1,000       Applied Materials, Inc.+ ...........................................         40,100
                 1,500       Cisco Systems, Inc.+ ...............................................         27,165
                   500       eBay Inc.+ .........................................................         33,450
                 2,000       EMC Corp.+ .........................................................         26,880
                 1,500       Juniper Networks, Inc.+ ............................................         28,425
                 1,000       Micron Technology, Inc.+............................................         31,000
                   400       Microsoft Corp.+....................................................         26,500
                 2,000       Motorola, Inc.......................................................         30,040
                 2,000       Siebel Systems, Inc.+ ..............................................         55,960
                 3,000       Sun Microsystems, Inc.+.............................................         36,900
                 1,000       Texas Instruments Inc...............................................         28,000
                 1,000       VERITAS Software Corp.+.............................................         44,830
                                                                                                       ---------
                                                                                                         465,982
                                                                                                       ---------

                             Total Common Stocks
                               (Cost $803,352)...................................................        730,933
                                                                                                       ---------



                       See Notes to Financial Statements.

                   THE KELMOORE STRATEGY(R)VARIABLE EAGLE FUND
                                DECEMBER 31, 2001

   Number of Contract                                               Expiration    Strike           Value
 Shares Subject to Call/Put                                            Date        Price           (Note 1)
---------------------------------                                 --------------  ---------   -------------------
CALL OPTIONS WRITTEN - (1.3)%
                             COMMUNICATIONS - (0.3)%
                 1,800       Broadcom Corp. .......................   1/19/02     $45.0               $ (2,700)
                   500       QUALCOMM Inc. ........................   1/19/02      65.0                     (50)
                                                                                                       ---------
                                                                                                         (2,750)
                                                                                                       ---------

                             CONSUMER GOODS - (0.0)%
                 1,000       AOL Time Warner Inc. .................   1/19/02      37.5                    (200)
                                                                                                       ---------

                             FINANCIAL SERVICES - (0.2)%
                   600       The Goldman Sachs Group, Inc. ........   1/19/02      95.0                  (1,110)
                   400       Merrill Lynch & Co., Inc. ............   1/19/02      57.5                    (160)
                   700       NASDAQ 100 Shares ....................   1/19/02      41.0                    (560)
                                                                                                       ---------
                                                                                                         (1,830)
                                                                                                       ---------

                             TECHNOLOGY - (0.8)%
                 1,000       Altera Corp.. ........................   1/19/02      22.5                  (1,100)
                   800       Analog Devices, Inc. .................   1/19/02      50.0                    (520)
                 1,000       Applied Materials, Inc. ..............   1/19/02      42.5                  (1,150)
                 1,500       Cisco Systems, Inc. ..................   2/16/02      20.0                  (1,200)
                   500       eBay Inc. ............................   1/19/02      70.0                    (825)
                   400       Juniper Networks, Inc. ...............   1/19/02      30.0                     (40)
                   500       Micron Technology, Inc. ..............   1/19/02      30.0                  (1,550)
                   400       Microsoft Corp. ......................   1/19/02      70.0                    (320)
                   800       Motorola, Inc. .......................   1/19/02      20.0                     (40)
                 2,000       Siebel Systems, Inc. .................   1/19/02      30.0                  (2,200)
                                                                                                       ---------
                                                                                                         (8,945)
                                                                                                       ---------

                             Total Call Options Written
                               (Premiums received $22,577 ........................................      (13,725)
                                                                                                       ---------

PUT OPTIONS WRITTEN - (1.6)%
                             FINANCIAL SERVICES - (0.6)%
                 1,000       American Express Co. .................   1/19/02      37.5                  (2,250)
                   600       Bank of America Corp. ................   1/19/02      65.0                  (1,380)
                   600       Morgan Stanley Dean Witter & Co. .....   1/19/02      60.0                  (2,760)
                                                                                                       ---------
                                                                                                         (6,390)
                                                                                                       ---------

                             TECHNOLOGY - (1.0)%
                 1,200       Agilent Technologies, Inc. ...........   1/19/02      30.0                  (2,430)
                   400       IBM Corp. ............................   1/19/02     125.0                  (1,960)
                 1,000       Intel Corp. ..........................   1/19/02      35.0                  (3,500)
                 2,000       Oracle Corp. .........................   1/19/02      15.0                  (2,700)
                                                                                                       ---------
                                                                                                        (10,590)
                                                                                                       ---------

                             Total Put Options Written
                               (Premiums received $14,347 ........................................      (16,980)
                                                                                                       ---------

                             Total Written Options
                               (Premiums received $36,924 ........................................      (30,705)
                                                                                                       ---------
CASH AND OTHER ASSETS, LESS LIABILITIES - 34.9% ..................................................       374,872
                                                                                                       ---------
NET ASSETS - 100.0 ...............................................................................    $1,075,100
                                                                                                      ==========

-----------------------
+Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                  KELMOORE STRATEGY(R) VARIABLE TRUST
                          DECEMBER 31, 2001

                                                                      KELMOORE STRATEGY(R)    KELMOORE STRATEGY(R)
                                                                         VARIABLE FUND        VARIABLE EAGLE FUND
                                                                      --------------------    --------------------
ASSETS:
   Investments at market value (Cost $7,328,204 and $803,352 .........
      respectively) (Note 1) .........................................  $    6,995,418        $        730,933
   Cash and cash equivalents (Note 1) ................................         247,786                 121,361
   Segregated cash for open put option contracts (Note 1).............       3,848,250                 276,675
   Receivables:
       Capital stock sold ............................................               -                   1,959
       Dividends and interest ........................................           9,894                     520
       Due from advisor ..............................................             278                   1,604
   Prepaid assets ....................................................           1,320                     311
                                                                        --------------        ----------------
             TOTAL ASSETS ............................................      11,102,946               1,133,363
                                                                        --------------        ----------------

LIABILITIES:
   Payables:
       Investment securities purchased ...............................               -                      88
       Capital stock redeemed ........................................           9,128                       -
       Advisory fees .................................................           8,554                     879
       Distribution fees .............................................             174                     220
       Other accrued expenses ........................................          47,749                  26,371
   Option contracts written (Proceeds $416,380 and $36,924
     respectively) (Note 1) ..........................................         391,250                  30,705
                                                                        --------------        ----------------
             TOTAL LIABILITIES .......................................         456,855                  58,263
                                                                        --------------        ----------------

NET ASSETS ...........................................................  $   10,646,091        $      1,075,100
                                                                        ==============        ================

NET ASSETS CONSIST OF:
   Capital stock, unlimited shares authorized, 1,214,230 and 175,606
       shares outstanding, respectively ..............................  $   10,815,985        $      1,253,016
   Undistributed net investment loss .................................               -                       -
   Accumulated net realized gain/(loss) on securities and options              137,762                (111,716)
   Net unrealized depreciation on securities and options .............        (307,656)                (66,200)
                                                                        --------------        ----------------
             NET ASSETS ..............................................  $   10,646,091        $      1,075,100
                                                                        ==============        ================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .............  $         8.77        $           6.12
                                                                        ==============        ================

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                       KELMOORE STRATEGY(R) VARIABLE TRUST
                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                      KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)
                                                                        VARIABLE FUND        VARIABLE EAGLE FUND
                                                                      --------------------   --------------------
INVESTMENT INCOME:
   Dividends ........................................................   $      33,277           $          990
   Interest (Note 1) ................................................          23,713                    2,696
                                                                        -------------           --------------
             Total Income ...........................................          56,990                    3,686
                                                                        -------------           --------------

EXPENSES:
   Investment advisory fees (Note 3) ................................          34,429                    5,977
   Distribution fees (Note 3) .......................................           8,607                    1,494
   Accounting fees ..................................................          20,386                   20,381
   Administration fees ..............................................          38,597                    6,986
   Custodian fees ...................................................          18,001                   16,001
   Insurance fees ...................................................           1,682                    1,045
   Legal fees .......................................................          30,024                    2,325
   Printing expenses ................................................          55,712                   49,794
   Professional fees ................................................          35,000                   25,000
   Transfer agent fees ..............................................          23,700                   22,700
   Trustees' fees ...................................................          11,228                    2,522
                                                                        -------------           --------------
             Total Expenses .........................................         277,366                  154,225
             Fee Waivers and Expense Reimbursements (Note 3) ........        (199,901)                (140,777)
                                                                        -------------           --------------
             Net Expenses. ..........................................          77,465                   13,448
                                                                        -------------           --------------
Net investment loss .................................................         (20,475)                  (9,762)
                                                                        -------------           --------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain/(loss) from:
      Security transactions .........................................        (389,695)                (229,750)
      Options .......................................................         547,965                  127,796
   Net change in unrealized appreciation/(depreciation) on:
      Security transactions .........................................        (332,786)                 (72,419)
      Options .......................................................          25,130                    6,219
                                                                        -------------           --------------
             Net realized and unrealized loss on investments ........        (149,386)                (168,154)
                                                                        -------------           --------------
Net decrease in net assets resulting from operations ................   $    (169,861)          $     (177,916)
                                                                        =============           ==============


                        See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                       KELMOORE STRATEGY(R) VARIABLE TRUST

                                                    KELMOORE STRATEGY(R) VARIABLE FUND  KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                    ----------------------------------  ----------------------------------------
                                                         FOR THE YEAR  FOR THE PERIOD     FOR THE YEAR    FOR THE PERIOD
                                                        ENDED DECEMBER ENDED DECEMBER    ENDED DECEMBER   ENDED DECEMBER
                                                           31, 2001       31, 2000*         31, 2001         31, 2000*
                                                        -------------- --------------    --------------   --------------
OPERATIONS:
   Net investment income/(loss) ...................... $     (20,475)   $      209       $       (9,762)   $       195
   Net realized gain/(loss) on securities and options        158,270             -             (101,954)             -
   Net change in unrealized
        appreciation/(depreciation) on
        securities and options .......................      (307,656)            -              (66,200)             -
                                                       -------------    ----------       --------------    -----------
   Net increase/(decrease) in net assets resulting ...      (169,861)          209             (177,916)           195
        from operations                                -------------    ----------       --------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................          (242)            -                 (191)             -
                                                       -------------    ----------       --------------    -----------
   Total distributions to shareholders ...............          (242)            -                 (191)             -
                                                       -------------    ----------       --------------    -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .........................    11,002,545 **    304,060            1,292,809        148,221
   Reinvestment of distributions .....................           242             -                  191              -
   Cost of shares redeemed ...........................      (490,862)            -             (188,209)             -
                                                       -------------    ----------       --------------    -----------
   Increase in net assets derived from capital share
        transactions (a) .............................    10,511,925       304,060            1,104,791        148,221
                                                       -------------    ----------       --------------    -----------

           TOTAL INCREASE IN NET ASSETS ..............    10,341,822       304,269              926,684        148,416
                                                       -------------    ----------       --------------    -----------

NET ASSETS:

   Beginning of period ...............................       304,269             -              148,416              -
                                                       -------------    ----------       --------------    -----------
   End of period ..................................... $  10,646,091    $  304,269       $    1,075,100    $   148,416
                                                       =============    ==========       ==============    ===========

   (a)  Transactions in capital stock were:
         Shares sold .................................     1,238,456 **     30,343              185,945         14,803
         Shares issued through reinvestment of
             distributions ...........................            27             -                   31              -
         Shares redeemed .............................      (54,596)             -             (25,173)              -
                                                       -------------    ----------       --------------    -----------
    Increase in shares outstanding ...................     1,183,887        30,343              160,803         14,803
                                                       =============    ==========       ==============    ===========


*  Commenced operations on November 27, 2000.
** Proceeds from shares sold include an in-kind transfer of securities valued at $5,547,977 on which 631,888 shares of the fund were issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

     KELMOORE STRATEGY(R) VARIABLE TRUST



The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                                                       KELMOORE STRATEGY(R)
                                                           KELMOORE STRATEGY(R) VARIABLE FUND          VARIABLE EAGLE FUND
                                                          ------------------------------------  ------------------------------------
                                                                                FOR THE PERIOD                        FOR THE PERIOD
                                                          FOR THE YEAR ENDED    ENDED DECEMBER  FOR THE YEAR ENDED    ENDED DECEMBER
                                                          DECEMBER 31, 2001       31, 2000 *    DECEMBER 31, 2001       31, 2000 *
                                                          ------------------    --------------  ------------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD .....................   $     10.03        $     10.00       $    10.03        $       10.00
                                                             -----------        -----------       ----------        -------------

       Income from investment operations:
          Net investment income/(loss) ...................         (0.05) #            0.03 #          (0.11) #              0.03 #
          Net realized and unrealized loss
           on investments ................................         (1.21)                 -            (3.80)                   -
                                                             -----------        -----------       ----------        -------------
            Total from investment operations .............         (1.26)              0.03            (3.91)                0.03
                                                             -----------        -----------       ----------        -------------
       Less distributions from:
          Net investment income ..........................             - 3                -                -  3                 -
                                                             -----------        -----------       ----------        -------------
NET ASSET VALUE, END OF PERIOD ...........................   $      8.77        $     10.03       $     6.12        $       10.03
                                                             ===========        ===========       ==========        =============

TOTAL RETURN .............................................      (12.56)%              0.30% 2       (38.97)%                0.30% 2

RATIOS/SUPPLEMENTAL DATA
       Net assets, end of period (in 000s) ...............   $    10,646        $       304       $    1,075        $         148
       Ratio of expenses to average net assets:
            Before fee waivers and expense reimbursements          7.91%           1450.01% 1         25.69%             1548.43% 1
            After fee waivers and expense reimbursements .         2.25%              2.25% 1          2.25%                2.25% 1
       Ratio of net investment income/(loss)
       to average net assets:
            Before fee waivers and expense reimbursements        (6.28)%         (1445.34)% 1       (25.07)%           (1543.74)% 1
            After fee waivers and expense reimbursements .       (0.58)%              2.50% 1        (1.63)%                2.52% 1
       Portfolio turnover rate ...........................       224.54%              0.00% 2        212.49%                0.00% 2

* Commenced operations on November 27, 2000.
1 Annualized.
2 Not annualized.
3 Amount represents less than $0.01 per share.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

KELMOORE STRATEGY(R) VARIABLE TRUST


NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Kelmoore Strategy(R) Variable Trust (the "Trust"), an open-end, management investment company was organized as a Delaware businesS trust on October 4, 1999. The Trust operates as a series company and was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for variable contracts. The Trust has a fiscal year ending December 31, 2001 and currently consists of two investment funds, (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) VariablE Fund ("Strategy") and Kelmoore Strategy(R) Variable Eagle Fund ("Eagle"). Each Fund's primary goal is to maximize realized gains froM writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion and strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies with market capitalization in excess of $1 billion and strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer one class of shares. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund

KELMOORE STRATEGY(R) VARIABLE TRUST


NOTES TO FINANCIAL STATEMENTS

has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Transactions in options contracts written for the period ended December 31, 2001 were as follows:

                                                   STRATEGY FUND                       EAGLE FUND
                                                   -------------                       ----------
                                             CONTRACTS         PREMIUM        CONTRACTS         PREMIUM
                                             ---------         -------        ---------         -------
Outstanding at December 31, 2000 ..........         -                  -             -                 -
Options written during period .............   (11,081)      $ (1,375,903)       (1,954)       $ (284,668)
Options exercised during period ...........     2,661            325,806           429            72,328
Options expired during period .............     3,443            393,700         1,050           135,131
Options closed during period ..............     1,899            240,017           268            40,285
                                               ------            -------         -----          --------
Outstanding at December 31, 2001 ..........   ( 3,078)      $ (  416,380)         (207)       $ ( 36,924)
                                              =======       ============        =======       ===========

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income, short-term and long-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES. It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to such income tax, therefore, no federal income tax provisions will be required.

At December 31, 2001, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                            Federal   Net Unrealized          Appreciated        Depreciated
                           Tax Cost    Depreciation            Securities        Securities
                         ------------------------------------------------------------------
Strategy Fund            $7,139,652     $(538,447)               $81,634         $(620,081)
Eagle Fund                  818,381      (118,153)                22,718          (140,871)

KELMOORE STRATEGY(R) VARIABLE TRUST


NOTES TO FINANCIAL STATEMENTS

At December 31, 2001, there were no capital loss carryforwards for Federal income tax purposes.


The tax character of dividends and distributions paid during the year ended December 31, 2001 was as follows:
                                      Strategy Fund              Eagle Fund
                                    2001    PER SHARE         2001     PER SHARE
                                   ------------------        -------------------
Ordinary Income                    $242      $0.0002            $191    $0.0011
Long-term capital gain                -            -               -          -
Return of capital                     -            -               -          -
                                   -----------------          ------------------
         Total                     $242      $0.0002            $191    $0.0011

As of December 31, 2001, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:
                                           STRATEGY FUND     EAGLE FUND
                                           -------------     ----------
Undistributed ordinary income               $  377,675       $  65,037
Undistributed long-term capital gain                 -               -
Capital loss carryforwards                           -               -
Post-October losses                             (9,122)       (124,800)
Unrealized depreciation                       (538,447)       (118,153)
                                              ---------      ----------
         Total Distributable Earnings       $ (169,894)      $(177,916)

Post October losses represent losses realized on investment transactions from November 1, 2001 through December 31, 2001 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.

F. RECLASSIFICATIONS. Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. For the year ended December 31, 2001, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

                                                     INCREASE/(DECREASE)        INCREASE/(DECREASE)
                       INCREASE/(DECREASE)           UNDISTRIBUTED NET          ACCUMULATED
                       PAID-IN CAPITAL               INVESTMENT INCOME/(LOSS)   REALIZED GAIN/LOSS
                       ----------------------------------------------------------------------------
Strategy Fund               $ -                      $ 20,508                   $ (20,508)
Eagle Fund                    4                         9,758                      (9,762)

The above relates to the recharacterization of short-term gains into ordinary income for tax purposes.

G. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

H. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, during the period ended December 31, 2001 were as follows:

KELMOORE STRATEGY(R) VARIABLE TRUST


NOTES TO FINANCIAL STATEMENTS

                                                       PURCHASES        SALES
                                                --------------------------------
     Kelmoore Strategy(R)Variable Fund                $8,770,840      $6,430,347
     Kelmoore Strategy(R)Variable Eagle Fund           2,140,649       1,035,219


NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each Fund. The Advisor has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Funds. The total operating expenses for the period for each of the Funds will not exceed 2.25%. The Advisor reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Advisor is subject to recoupment from the Fund within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation. For the year ended December 31, 2001, advisory fees of $34,429 and $5,977 were waived by the Advisor for the Strategy and Eagle Funds, respectively, and the Advisor reimbursed the Strategy Fund $165,472 and the Eagle Fund $134,800 which the Advisor may recoup through December 31, 2004.

During the year ended December 31, 2001, the Advisor did not recoup any waived or reimbursed expenses.

At December 31, 2001, the balance of recoupable expenses for each Fund was:

FUND              2000               2001              TOTAL
---------       ---------          --------          ---------
Strategy         $120,845          $199,901           $320,746
Eagle             119,830           140,777            260,607

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Each Plan permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of each Fund. For the period ended December 31, 2001, the Strategy Fund reimbursed the Distributor $8,607 and the Eagle Fund reimbursed the Distributor $1,494 for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody administration services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in accordance with procedures adopted by the Trustees.The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of December 31, 2001, the Funds have paid $91,172 and $18,358 for the Strategy and Eagle Funds, respectively, in brokerage commissions to the Advisor and affiliated parties. CSFB, CS First Boston, acts as the clearing broker for the Kelmoore Strategy Variable Funds' transactions and is compensated by the Advisor for these services. CSFB is not affiliated with the Advisor.

KELMOORE STRATEGY(R) VARIABLE TRUST


NOTES TO FINANCIAL STATEMENTS

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $4,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Kelmoore Strategy(R)Variable Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund (constituting Kelmoore Strategy(R) Variable Trust, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and for the period November 27, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
San Francisco, California
February 8, 2002

KELMOORE STRATEGY(R) VARIABLE TRUST


TRUSTEES AND EXECUTIVE OFFICERS

Information pertaining to the Trustees and executive officers* of Kelmoore Strategy(R) Variable Trust is set forth below. ThE statement of additional information (SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (800) 929-1417.


--------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                                            PORTFOLIOS       OTHER
                                                                              IN FUND    DIRECTORSHIPS/
                                TERM OF OFFICE                                COMPLEX     TRUSTEESHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN       HELD BY
POSITION(S) WITH FUND            TIME SERVED 1      DURING PAST 5 YEARS     BY TRUSTEE     TRUSTEE 3
--------------------------------------------------------------------------------------------------------
                                        DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------
Michael Stepanian (62)            Since 1999     Attorney, Law Offices of       Two           None
2471 E. Bayshore Road                            Michael Stepanian, from
#501, Palo Alto, CA  94303                       January 1996 to present.
Trustee

--------------------------------------------------------------------------------------------------------
Robert Michael Law (40)           Since 1999     Senior Vice                    Two           None
2471 E. Bayshore Road                            President/Team Manager,
#501, Palo Alto, CA  94303                       U.S. Bank, from
Trustee                                          September 2001 to
                                                 present; Director,
                                                 Association for Corporate
                                                 Growth, a non-profit
                                                 Business Association, from
                                                 July 2000 to present and
                                                 Vice President, Comerica
                                                 Bank, from January 1987 to
                                                 September 2001.
--------------------------------------------------------------------------------------------------------
Robert T. Lanz (60)               Since 1999     Managing Director, The         Two      Director,
2471 E. Bayshore Road                            Financial Valuation                     Semotus
#501, Palo Alto, CA  94303                       Group, a consulting                     Solutions, a
Trustee                                          firm, from December 2000                public
                                                 to present; Partner,                    wireless
                                                 Ramp Partners, LLC, a                   infrastructure
                                                 consulting firm, from                   solutions
                                                 January 2002 to present;                company
                                                 Partner, BDO Seidman, LLP,
                                                 an accounting firm, from
                                                 October 1998 to June 2000
                                                 and Partner, Meredith,
                                                 Cardozo, Lanz and Chiu,
                                                 LLP, an accounting firm,
                                                 from January 1995 to
                                                 October 1998.
--------------------------------------------------------------------------------------------------------
                                         INTERESTED TRUSTEES 2
--------------------------------------------------------------------------------------------------------
Michael Romanchak (50)            Since 1999     President and Director,        Two      President and
2471 E. Bayshore Road                            Kelmoore Investment                     Director,
#501, Palo Alto, CA  94303                       Company, Inc. from July                 Kelmoore
Chairman and Trustee                             1995 to present and                     Investment
                                                 First Vice President of                 Company, Inc.
                                                 Comerica Bank from July
                                                 1992 to July 1995.
--------------------------------------------------------------------------------------------------------
Shawn K. Young (37)               Since 2000     Chief Financial Officer,       Two      Trustee,
2471 E. Bayshore Road                            Kelmoore Investment                     Seven Hills
#501, Palo Alto, CA  94303                       Company, Inc., from                     School
Trustee, President and                           December 1999 to
Treasurer                                        present; Senior Manager,
                                                 Ernst & Young LLP, an
                                                 accounting firm, from June
                                                 1999 to December 1999;
                                                 Partner, Friar, Harper &
                                                 Arendt, CPAs, from January
                                                 1995 to June 1999 and
                                                 Manager from November 1990
                                                 to December 1994.
--------------------------------------------------------------------------------------------------------

KELMOORE STRATEGY(R) VARIABLE TRUST


--------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                                            PORTFOLIOS       OTHER
                                                                              IN FUND    DIRECTORSHIPS/
                                TERM OF OFFICE                                COMPLEX     TRUSTEESHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN       HELD BY
POSITION(S) WITH FUND           TIME SERVED 1       DURING PAST 5 YEARS     BY TRUSTEE     TRUSTEE 3

--------------------------------------------------------------------------------------------------------
                               EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------
Tamara Beth Heiman (30)           Since 1999     Senior Executive Vice          N/A           N/A
2471 E. Bayshore Road                            President and Director
#501, Palo Alto, CA  94303                       of Marketing, Kelmoore
Secretary                                        Investment Company, Inc,
                                                 from March 1999 to present;
                                                 Vice President of
                                                 Investment Advisory
                                                 Services, Josephthal & Co.,
                                                 a NYSE broker/dealer, from
                                                 August 1997 to March 1999
                                                 and Vice President and
                                                 Director of Asset
                                                 Management, First Allied
                                                 Securities, a national
                                                 independent broker dealer,
                                                 from August 1994 to March
                                                 1999.
--------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

1 Each Trustee holds office for life or until any mandatory retirement age adopted by the Trustees or until his/her successor is elected or the Trust terminates. Officers hold office until his/her successor is elected or until his/her earlier resignation.

2 Mr. Romanchak and Ms. Young are considered "interested persons" of the Trust due to their affiliation with the Adviser.

3 Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

KELMOORE STRATEGY(R) VARIABLE TRUST


FOR MORE INFORMATION





THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
211 South Gulph Road
King of Prussia, PA  19406
(800) 929-1417

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C.  20004-2415

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105










This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.